Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between executive compensation actually paid by us to David Bistricer, as principal executive officer (“PEO”), and Mr. J.J. Bistricer and Mr. Jacob Schwimmer, our other named executive officers (“NEOs”) against various measures for the years ended December 31, 2025, 2024 and 2023. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its PEO and NEOs.

Year	Summary Compen- sation Table Total for PEO	Compen- sation Actually Paid to PEO	Average Summary Compen- sation Table Total For Non- PEO NEO’s	Average Compen- sation Actually Paid to Non- PEO NEO’s	Value of Initial $100 Investment Based On Total Stockholder Return	Net (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$2,047,372	$1,331,300	$1,430,526	$597,777	$77.50	$(52,335,000)
2024	$3,450,307	$3,279,034	$3,618,838	$3,322,746	$83.44	$(6,582,000))
2023	$2,025,552	$1,895,189	$1,414,701	$1,034,469	$90.31	$(15,564,000)

(c)

Compensation Actually Paid to the PEO is the Summary Compensation Table Total adjusted for the change in fair value of LTIP Awards of $(716,072), $(171,273), and $(130,361) in 2025, 2024 and 2023, respectively. The Company’s stock price declined from $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023, to $4.58 on December 31, 2024, and to $3.82 on December 31, 2025. The decrease in fair value of awards in 2025, 2024 and 2023 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(e)

Average Compensation Actually Paid to the Non-PEO NEOs is the average of the Summary Compensation Table Total adjusted for the average change in fair value of LTIP Awards of $(832,749), $(296,092), and $(380,232) in 2025, 2024 and 2023, respectively. The Company’s stock price declined from $6.40 per share on December 30, 2022, to $5.40 per share on December 29, 2023, to $4.58 per share on December 31, 2024, and to $3.82 on December 31, 2025. The decrease in fair value of awards in 2025, 2024, and 2023 result primarily from the changes in the fair value of:  (i) unvested awards, which were granted during the covered year, as of the end of the covered year, compared to the fair value on the date of grant, (ii) unvested awards, which were granted during the prior year, as of the end of the covered year, compared to the fair value at the end of the prior year, and (iii) awards granted in a prior year, which vested in the covered year, as of the vesting date, compared to the fair value at the end of the prior year.

(f)

Total Stockholder Return is based on the decrease in stock price from $6.40 per share on December 31, 2022, to $5.40 per share on December 29, 2023, to $4.58 per share on December 31, 2024, to $3.82 per share on December 31, 2025, adjusted for dividends paid in each of the fiscal years ended December 31, 2025, 2024 and 2023 of $0.38 per share.

(g)	Net (loss) is as reported in the Company’s Annual Reports on Form 10-K.

PEO Total Compensation Amount	$ 2,047,372	$ 3,450,307	$ 2,025,552
PEO Actually Paid Compensation Amount	1,331,300	3,279,034	1,895,189
Non-PEO NEO Average Total Compensation Amount	1,430,526	3,618,838	1,414,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 597,777	3,322,746	1,034,469
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Net (Loss) and TSR

Our net loss for the years ended December 31, 2025, 2024 and 2023 was $(52,335,000), $(6,582,000), $(15,565,000), respectively, and TSR for the years ended December 31, 2025, 2024 and 2023 was $77.50, $83.44, and $90.31, respectively. The decrease in compensation actually paid to our PEO from 2023 to 2025 is consistent with the increase in net loss from 2023 to 2025.  The decrease in compensation actually paid to our Non-PEO NEOs from 2023 to 2025 is consistent with the increase in net loss from 2023 to 2025.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net (Loss) and TSR

Our net loss for the years ended December 31, 2025, 2024 and 2023 was $(52,335,000), $(6,582,000), $(15,565,000), respectively, and TSR for the years ended December 31, 2025, 2024 and 2023 was $77.50, $83.44, and $90.31, respectively. The decrease in compensation actually paid to our PEO from 2023 to 2025 is consistent with the increase in net loss from 2023 to 2025.  The decrease in compensation actually paid to our Non-PEO NEOs from 2023 to 2025 is consistent with the increase in net loss from 2023 to 2025.

Total Shareholder Return Amount	$ 77.5	83.44	90.31
Net Income (Loss)	$ (52,335,000)	$ (6,582,000)	$ (15,564,000)
PEO Name				David Bistricer